Acquisition of Nora Pharma Inc.	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisition of Nora Pharma Inc.

Note 4 – Acquisition of Nora Pharma Inc.

On October 20, 2022, the Company acquired all of the issued and outstanding shares of Nora Pharma Inc. (“Nora Pharma”), a Canadian privately held pharmaceutical company. The purchase price for the shares was $18,860,637, $14,346,637 of which was paid in cash and the remainder was paid through the issuance of 1,850 shares of the Company’s common stock valued at $4,514,000 or $2,440 per share. Nora Pharma sells generic pharmaceutical products in Canada. Nora Pharma’s operations are authorized by a Drug Establishment License issued by Health Canada.

The following table summarizes the allocation of the purchase price as of October 20, 2022, the acquisition date using Nora Pharma’s balance sheet assets and liabilities:

Schedule of allocation of purchase price
Accounts receivable	$1,358,121
Inventory	3,181,916
Intangible assets	659,571
Equipment & furniture	210,503
Other assets	1,105,093
Total assets	6,515,204
Liabilities assumed	(5,981,286)
Net assets	533,918
Goodwill	18,326,719
Total Consideration	$18,860,637

The value of the 1,850 shares issued as part of the consideration paid for Nora Pharma was determined based on the reverse splits adjusted closing market price of the Company’s common stock on the acquisition date, October 20, 2022 ($2,440 per share). See Note 6 – Reverse Stock Splits

The Company impaired 100% of the goodwill amount in 2022 and plans to depreciate the intangible assets as detailed in Note 5 below.

As part of the consideration paid for Nora Pharma, the Company agreed to a $5,000,000 CAD ($3,632,000 USD) earn-out payable to Mr. Malek Chamoun, the Seller of Nora Pharma and its current President. The earnout is payable in the form of twenty (20) payments of $250,000 CAD for every $1,000,000 CAD increase in gross sales (as defined in the Purchase Agreement) above Nora Pharma’s June 30, 2022 gross sales, provided that his employment with the Company is not terminated pursuant to the Company’s employment agreement with him. The total earn-out amount of $3,632,000 has been recorded as a salary payable. During the fiscal year ended December 31, 2023, the Company paid an earn-out of $1,084,169 for the fiscal year ended December 31, 2022. On April 22, 2024, the Company paid an earn-out of $3,093,878 CAD (approximately $2,291,761 USD) for the earn-out realized in fiscal year 2023. The current remaining earn-out balance is $479,207 CAD (approximately $354,968 USD).